Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	[1]	Jun. 30, 2021 USD ($)	[1]	Dec. 31, 2020 USD ($)	Jul. 31, 2017 CNY (¥)
Long-Term Investments (Details) [Line Items]
Equity interest											30.00%
Additional paid in capital		¥ 4,230,656	[1]	¥ 3,645,669		¥ 4,514,146		$ 699,152		$ 648,376
Share of losses		¥ 297
Equity interest description		The Group holds 1% to 40% equity interests in other third-party companies through investments in their equity interests. The Group holds 1% equity interests in a company and has the ability to exercise significant influence. For other investments, the Group holds over 20% equity interests.
Addition impairment investment		¥ 3,460		6,303
Fair value of impairment losses		¥ 6,600		¥ 31,150	¥ 18,990
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)[Member]
Long-Term Investments (Details) [Line Items]
Investment Owned, Balance, Principal Amount											¥ 9,000
Additional paid in capital	¥ 900
Returned amount	¥ 2,100

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)